FAIR VALUE MEASUREMENTS - Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Contingent payments, Fair value as of beginning of period	$ 39	$ 32
Contingent payments, additions	4	18
Contingent payments, change in fair value recognized in earnings	(2)	(4)
Contingent payments, payments	(11)	(7)
Contingent payments, Fair value as of end of period	$ 30	$ 39